Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments and Fair Value Disclosures
Summary of charterers that individually accounted for 10% or more of the Company's time charter revenues

Charterer	June 30, 2022
A	32%
B	25%
C	22%